UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments National Municipal
Income Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Closed-end fund

Delaware Investments® National Municipal Income Fund
September 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

©2022 Macquarie Management Holdings, Inc.

Fund basics

As of September 30, 2022 (Unaudited)

Delaware Investments®
National Municipal Income Fund

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$234 million

Number of holdings

364

Fund start date

February 26, 1993

NYSE American symbol

VFL

CUSIP number

24610T108

Security type / sector / state / territory allocations

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Delaware Investments® National Municipal Income Fund

	Percentage
Security type / sector	of net assets
Municipal Bonds*	155.78%
Corporate Revenue Bonds	11.88%
Education Revenue Bonds	16.87%
Electric Revenue Bonds	8.62%
Healthcare Revenue Bonds	40.46%
Housing Revenue Bonds	0.83%
Lease Revenue Bonds	9.26%
Local General Obligation Bonds	6.58%
Pre-Refunded/Escrowed to Maturity Bonds	5.09%
Special Tax Revenue Bonds	28.59%
State General Obligation Bonds	6.43%
Transportation Revenue Bonds	13.34%
Water & Sewer Revenue Bonds	7.83%
Total Value of Securities	155.78%
Liquidation Value of Preferred**	(57.58%	)
Receivables and Other Assets Net of Liabilities	1.80%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

Percentage
State / territory	of net assets
Alabama	1.76%
Arizona	6.36%
California	7.62%
Colorado	19.81%
District of Columbia	0.18%
Florida	9.35%
Georgia	2.35%
Guam	1.82%
Idaho	1.78%
Illinois	6.24%
Indiana	0.24%
Iowa	0.57%
Kansas	0.08%
Louisiana	0.83%
Maryland	0.31%
Massachusetts	0.21%
Michigan	1.72%
Minnesota	36.57%
Missouri	2.13%
Montana	0.74%
Nebraska	0.10%
New Jersey	2.75%
New York	13.51%
Ohio	0.71%
Oregon	1.22%
Pennsylvania	7.65%
Puerto Rico	24.67%
Texas	1.14%
US Virgin Islands	0.27%
Utah	0.27%
Virginia	1.83%
Wisconsin	0.99%
Total Value of Securities	155.78%

**

More information regarding the Fund’s use of preferred shares as leverage is included in Note 4 in “Notes to financial statements.” The Fund utilizes preferred shares as leverage in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve a higher return or its investment objectives through the use of such leverage.

Schedule of investments
Delaware Investments® National Municipal Income Fund

September 30, 2022

	Principal
	amount°	Value (US $)
Municipal Bonds — 155.78%
Corporate Revenue Bonds — 11.88%
Arizona Industrial Development
Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75%
7/1/50 #	725,000	$701,641
Buckeye, Ohio Tobacco
Settlement Financing Authority
Series A-2 3.00% 6/1/48	985,000	659,763
California Empire Tobacco
Securitization
Series E
144A 0.63% 6/1/57 #, ^	3,900,000	188,253
Series F
144A 0.778% 6/1/57 #, ^	2,500,000	101,200
Central Plains Energy Project
Revenue, Nebraska
(Project No. 3)
Series A 5.00% 9/1/36	225,000	222,644
Chandler, Arizona Industrial
Development Authority
5.00% 9/1/42 (AMT) ●	2,825,000	2,924,525
Commonwealth Financing
Authority Revenue,
Pennsylvania
(Tobacco Master Settlement
Payment)
4.00% 6/1/39 (AGM)	1,015,000	946,305
Florida Development Finance
Surface Transportation
Facilities Revenue
(Brightline Passenger Rail
Project)
Series B 144A 7.375%
1/1/49 (AMT) #	680,000	587,717
(Virgin Trains USA Passenger
Rail Project)
Series A 144A 6.50%
1/1/49 (AMT) #, ●	475,000	404,686
Geo. L. Smith II Georgia World
Congress Center Authority
Revenue
(Convention Center Hotel First
Tier)
Series A 4.00% 1/1/54	4,750,000	3,637,787
Golden State, California Tobacco
Securitization Settlement
Revenue
(Capital Appreciation)
Subordinate Series
B-2 1.089% 6/1/66 ^	15,000,000	1,317,150
Hoover, Alabama Environmental
Improvement Revenue
(United States Steel Project)
5.75% 10/1/49 (AMT)	2,000,000	2,039,120
Iowa Finance Authority
Midwestern Disaster Area
Revenue
(Fertilizer Company Project)
5.00% 12/1/50 ●	1,485,000	1,344,742
M-S-R Energy Authority California
Gas Revenue
Series B 6.50% 11/1/39	250,000	289,102
Series C 7.00% 11/1/34	1,000,000	1,183,770
New York Liberty Development
Revenue
(Goldman Sachs Headquarters
Issue)
5.50% 10/1/37	2,130,000	2,255,180
New York Transportation
Development
(Delta Air Lines, Inc. -
LaGuardia Airport Terminals
C&D Redevelopment
Project)
4.00% 1/1/36 (AMT)	750,000	663,255
Public Authority for Colorado
Energy Natural Gas Revenue
6.25% 11/15/28	865,000	917,981
6.50% 11/15/38	2,250,000	2,567,273
Public Finance Authority,
Wisconsin Hotel Revenue
(Grand Hyatt San Antonio Hotel
Acquisition Project)
Series A 5.00% 2/1/62	1,475,000	1,272,733
Shoals, Indiana Exempt Facilities
Revenue
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	314,309

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Securitization Authority of
Southern California
(San Diego County)
Capital Appreciation Second
Subordinate
Series C 1.105% 6/1/46 ^	3,235,000	$456,523
Capital Appreciation Third
Subordinate
Series D 1.183% 6/1/46 ^	3,015,000	332,434
Tobacco Settlement Financing,
Louisiana
Series A 5.25% 5/15/35	460,000	468,680
Tobacco Settlement Financing,
New Jersey
Senior Series A 5.00% 6/1/46	130,000	122,363
TSASC Revenue, New York
(Senior)
Fiscal 2017 Series A 5.00%
6/1/41	60,000	60,413
Tuscaloosa County, Alabama
Development Authority Golf
Opportunity Zone
(Hunt Refining Project)
Series A 144A 5.25%
5/1/44 #	1,935,000	1,634,630
Valparaiso, Indiana Exempt
Facilities Revenue
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	240,000	246,792
		27,860,971
Education Revenue Bonds – 16.87%
Arizona Industrial Development
Authority Revenue
(American Charter Schools
Foundation Project)
144A 6.00% 7/1/47 #	330,000	332,660
(Leman Academy of Excellence
of Projects)
Series A 4.50% 7/1/54	1,115,000	903,808
Bethel, Minnesota Charter School
Lease Revenue
(Spectrum High School Project)
Series A 4.375% 7/1/52	1,100,000	863,467
Board of Trustees For Colorado
Mesa University Enterprise
Revenue
Series B 5.00% 5/15/49	750,000	781,740
Brooklyn Park, Minnesota Charter
School Lease Revenue
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	922,165
Series A 5.00% 3/1/39	170,000	151,256
California Educational Facilities
Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	514,005
(Stanford University - Green
Bonds)
Series V-2 2.25% 4/1/51	500,000	283,745
(Stanford University)
Series V-1 5.00% 5/1/49	1,900,000	2,081,241
Colorado Educational & Cultural
Facilities Authority Revenue
(Aspen View Academy Project)
4.00% 5/1/41	175,000	141,094
(Charter School - Aspen Ridge
School Project)
Series A 144A 5.00% 7/1/36 #	500,000	478,855
Series A 144A 5.25% 7/1/46 #	500,000	465,345
(Charter School - Community
Leadership Academy, Inc.
Second Campus Project)
7.45% 8/1/48	500,000	510,175
(Charter School - Global Village
Academy - Northglenn
Project)
144A 5.00% 12/1/50 #	475,000	380,860
(Charter School - Liberty
Common Project)
Series A 5.00% 1/15/44	1,000,000	1,001,640
(Charter School - Peak to Peak
Charter School Project)
5.00% 8/15/34	1,000,000	1,017,390
(Charter School -
Science Technology
Engineering and Math (STEM)
School Project)
5.00% 11/1/54	700,000	616,658
5.125% 11/1/49	765,000	695,033
(Charter School - Skyview
Academy Project)
144A 5.50% 7/1/49 #	750,000	728,460
(Charter School - University
Lab School Building)
144A 5.00% 12/15/45 #	500,000	491,090
(Vail Mountain School Project)
4.00% 5/1/46	25,000	19,815

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	$270,267
Deephaven, Minnesota Charter
School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	578,678
Series A 5.25% 7/1/40	500,000	483,705
Duluth, Minnesota Housing &
Redevelopment Authority
Revenue
(Duluth Public Schools
Academy Project)
Series A 5.00% 11/1/48	1,200,000	1,037,100
Florida Development Finance
Educational Revenue
(River City Science Academy
Project)
5.00% 7/1/51	395,000	358,968
Series A-1 5.00% 2/1/57	575,000	507,265
Series A-1 5.00% 7/1/57	680,000	552,446
Series B 5.00% 7/1/51	650,000	545,668
Series B 5.00% 6/15/56	655,000	622,879
Forest Lake, Minnesota Charter
School Revenue
(Lake International Language
Academy Project)
Series A 5.375% 8/1/50	915,000	855,552
Series A 5.75% 8/1/44	705,000	705,416
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. -
University of Illinois at
Chicago Project)
Series A 5.00% 2/15/50	460,000	396,304
(Chicago International Charter
School Project)
5.00% 12/1/47	535,000	510,855
Louisiana Public Facilities
Authority Revenue
(Provident Group - Flagship
Properties LLC - Louisiana
State University Nicholson
Gateway Project)
Series A 5.00% 7/1/56	500,000	493,235
Maricopa County, Arizona
Industrial Development
Authority County
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	311,620
Maricopa County, Arizona
Industrial Development
Authority County
(Highland Prep Project)
Series A 4.00% 7/1/31	345,000	333,329
Series A 4.00% 7/1/33	375,000	353,528
Series A 4.00% 7/1/35	405,000	374,459
Series A 4.00% 7/1/37	440,000	400,457
Series A 4.00% 7/1/39	480,000	429,739
Series A 4.00% 7/1/41	520,000	458,068
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project)
5.00% 10/1/48	285,000	247,716
Minneapolis, Minnesota Student
Housing Revenue
(Riverton Community Housing
Project)
5.25% 8/1/39	205,000	201,169
5.50% 8/1/49	990,000	970,863
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College)
4.00% 3/1/36	485,000	475,751
5.00% 3/1/44	555,000	576,534
(Gustavus Adolphus College)
5.00% 10/1/47	500,000	498,780
(Macalester College)
4.00% 3/1/42	900,000	833,706
4.00% 3/1/48	600,000	534,204
(St. Catherine University)
Series A 5.00% 10/1/45	785,000	793,831
(St. John's University)
4.00% 3/1/36	410,000	378,442
Series 8-I 5.00% 10/1/31	235,000	241,305
(Trustees of the Hamline
University of Minnesota)
Series A 4.00% 10/1/38	920,000	838,801
Series B 5.00% 10/1/47	1,055,000	1,000,636
(University of St. Thomas)
Series A 4.00% 10/1/37	500,000	458,970
Montana Board of Regents of
Higher Education
(The University of Montana)
5.25% 11/15/52 (AGM)	1,000,000	1,067,580
Otsego, Montana Charter School
Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	212,828

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego, Montana Charter School
Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	400,000	$345,020
Philadelphia, Pennsylvania
Authority for Industrial
Development
(First Philadelphia Preparatory
Charter School Project)
Series A 7.25% 6/15/43	370,000	386,594
Pima County, Arizona Industrial
Development Authority
(Edkey Charter Schools
Project)
144A 5.00% 7/1/49 #	500,000	430,500
Regents of the University of
California General Revenue
Series AI 5.00% 5/15/32	1,000,000	1,011,040
St. Cloud, Minnesota Charter
School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	254,284
St. Paul, Minnesota Housing &
Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez
School Project)
Series A 5.25% 7/1/50	825,000	672,400
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	97,682
Series A 144A 5.50% 7/1/38 #	240,000	239,227
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	630,000	584,426
St. Paul, Minnesota Housing &
Redevelopment Authority
Health Care Facilities Revenue
(Amherst H. Wilder Foundation
Project)
Series A 5.00% 12/1/36	750,000	747,690
Westchester County, New York
Local Development Revenue
(Pace University)
Series A 5.00% 5/1/34	1,500,000	1,491,765
		39,551,784
Electric Revenue Bonds – 8.62%
Chaska, Minnesota Electric
Revenue
Series A 5.00% 10/1/28	445,000	466,204
Fort Collins, Colorado Electric
Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	525,860
Long Island, New York Power
Authority, New York Electric
System Revenue
5.00% 9/1/47	305,000	310,999
Series A 5.00% 9/1/44	250,000	252,965
Series B 5.00% 9/1/46	130,000	132,910
Loveland, Colorado Electric &
Communications Enterprise
Revenue
Series A 5.00% 12/1/44	500,000	521,765
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	518,150
5.00% 10/1/26	500,000	517,955
5.00% 10/1/27	320,000	331,367
5.00% 10/1/47	1,210,000	1,233,147
Northern Minnesota Municipal
Power Agency Electric System
Revenue
Series A 5.00% 1/1/26	100,000	100,430
Series A 5.00% 1/1/30	340,000	341,336
Philadelphia, Pennsylvania Gas
Works Revenue
(1998 General Ordinance)
Fifteenth Series 5.00%
8/1/47	500,000	504,070
Puerto Rico Electric Power
Authority Revenue
Series A 5.05% 7/1/42 ‡	320,000	237,600
Series AAA 5.25% 7/1/25 ‡	180,000	134,100
Series CCC 5.25% 7/1/27 ‡	1,450,000	1,080,250
Series WW 5.00% 7/1/28 ‡	1,400,000	1,043,000
Series WW 5.25% 7/1/33 ‡	95,000	70,775
Series WW 5.50% 7/1/17 ‡	210,000	156,187
Series WW 5.50% 7/1/19 ‡	160,000	119,000
Series XX 4.75% 7/1/26 ‡	190,000	140,838
Series XX 5.25% 7/1/40 ‡	2,305,000	1,717,225
Series XX 5.75% 7/1/36 ‡	680,000	511,700
Series ZZ 4.75% 7/1/27 ‡	155,000	114,894
Series ZZ 5.00% 7/1/19 ‡	280,000	207,200
Series ZZ 5.25% 7/1/24 ‡	250,000	186,250
Rochester, Minnesota Electric
Utility Revenue
Series A 5.00% 12/1/42	605,000	631,384
Series A 5.00% 12/1/47	985,000	1,022,587

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	$250,195
Series A 5.00% 1/1/47	1,650,000	1,728,243
St. Paul, Minnesota Housing &
Redevelopment Authority
District Energy Revenue
Series A 4.00% 10/1/33	285,000	280,913
Series B 4.00% 10/1/37	800,000	749,560
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/49	3,860,000	4,076,662
		20,215,721
Healthcare Revenue Bonds – 40.46%
Alachua County, Florida Health
Facilities Authority
(Oak Hammock at the
University of Florida, Inc.
Project)
4.00% 10/1/46	655,000	510,369
Allegheny County, Pennsylvania
Hospital Development Authority
(Allegheny Health Network
Obligated Group Issue)
Series A 4.00% 4/1/44	300,000	259,155
Anoka, Minnesota Healthcare &
Housing Facilities Revenue
(The Homestead at Anoka, Inc.
Project)
5.375% 11/1/34	610,000	579,555
Apple Valley, Minnesota Senior
Housing Revenue
(PHS Apple Valley Senior
Housing, Inc. Orchard Path
Project)
4.50% 9/1/53	1,160,000	964,552
5.00% 9/1/58	1,605,000	1,431,772
Apple Valley, Minnesota Senior
Living Revenue
(Minnesota Senior Living LLC
Project)
Fourth Tier
Series D 7.00% 1/1/37	685,000	468,787
Fourth Tier
Series D 7.25% 1/1/52	1,035,000	648,489
Second Tier Series
B-5 5.00% 1/1/47	715,000	412,784
Arizona Industrial Development
Authority Hospital Revenue
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	4,015,000	3,379,747
Arizona Industrial Development
Authority Revenue
Series A 5.00% 5/15/56	500,000	433,195
(Children's National Prince
George's County Regional
Medical Center)
Series A 4.00% 9/1/46	500,000	427,545
(Great Lakes Senior Living
Communities LLC Project)
Fourth Tier
Series D-2 144A 7.75% 1/1/54 #	50,000	30,545
Second Tier
Series B-5 5.00% 1/1/49	70,000	40,960
Bethel, Minnesota Housing &
Healthcare Facilities Revenue
(Benedictine Health System -
St. Peter Communities
Project)
Series A 5.50% 12/1/48	500,000	405,940
Birmingham, Alabama Special
Care Facilities Financing
Authority
(Methodist Home for the Aging)
Series 2015-1 6.00%
6/1/50	500,000	442,480
Brookhaven, Georgia
Development Authority
Revenue
(Children's Healthcare of
Atlanta)
Series A 4.00% 7/1/49	30,000	26,064
California Health Facilities
Financing Authority Revenue
(Kaiser Permanente)
Subordinate Series
A-2 5.00% 11/1/47	400,000	418,932
Center City, Minnesota Health
Care Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	510,845

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Bethel, Minnesota
(The Lodge at The Lakes at
Stillwater Project)
5.25% 6/1/58	1,775,000	$1,464,180
Colorado Health Facilities
Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/49	500,000	396,090
(AdventHealth Obligated
Group)
Series A 3.00% 11/15/51	500,000	339,345
Series A 4.00% 11/15/43	3,290,000	2,931,653
(Adventist Health System/
Sunbelt Obligated Group)
Series A 5.00% 11/15/48	1,000,000	1,022,040
(Bethesda Project)
Series A-1 5.00% 9/15/48	750,000	696,517
(Cappella of Grand Junction
Project)
144A 5.00% 12/1/54 #	695,000	447,427
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	550,000	495,523
Series A-2 4.00% 8/1/49	2,250,000	1,803,982
Series A-2 5.00% 8/1/38	1,500,000	1,492,335
Series A-2 5.00% 8/1/44	290,000	281,373
(Covenant Living Communities
and Services)
Series A 4.00% 12/1/40	750,000	619,733
(Covenant Retirement
Communities, Inc.)
Series A 5.00% 12/1/35	1,000,000	992,500
(Mental Health Center of
Denver Project)
Series A 5.75% 2/1/44	1,500,000	1,514,340
(National Jewish Health
Project)
5.00% 1/1/27	500,000	500,285
(Sanford)
5.00% 1/15/35	1,250,000	1,267,475
Series A 5.00% 11/1/39	1,465,000	1,472,310
(Sunny Vista Living Center
Project)
Series A 144A 6.25%
12/1/50 #	505,000	369,261
Crookston, Minnesota Health Care
Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,390,000	1,213,595
Cumberland County, Pennsylvania
Municipal Authority Revenue
(Penn State Health)
Series A 4.00% 11/1/44	1,000,000	865,670
Cuyahoga County, Ohio Hospital
Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,010,190
Deephaven, Minnesota Housing &
Healthcare Facility Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	246,593
Series A 5.00% 4/1/40	270,000	233,882
Denver, Colorado Health &
Hospital Authority Healthcare
Revenue
Series A 4.00% 12/1/40	500,000	413,730
Duluth, Minnesota Economic
Development Authority
(Essentia Health Obligated
Group)
Series A 5.00% 2/15/48	810,000	800,815
Escambia County, Florida Health
Facilities Authority Revenue
(Baptist Health Care
Corporation Obligated Group)
Series A 4.00% 8/15/45	390,000	311,415
Series A 4.00% 8/15/50	1,150,000	892,711
Hayward, Minnesota Health Care
Facilities Revenue
(American Baptist Homes of the
Midwest Obligated Group)
5.75% 2/1/44	500,000	411,200
(St. John's Lutheran Home of
Albert Lea Project)
Series A 5.375% 10/1/44	125,000	86,383
Health & Educational Facilities
Authority of the State of
Missouri
(Mercy Health)
4.00% 6/1/53	4,810,000	4,008,077
Henrico County, Virginia Economic
Development Authority
(Westminister Canterbury
Richmond)
Series A 5.00% 10/1/52	1,200,000	1,201,512

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida
Industrial Development
Authority Hospital Revenue
Bonds
(Tampa General Hospital
Project)
Series A 3.50% 8/1/55	6,875,000	$4,819,581
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst
Health Credit Group)
Series A 5.00% 8/15/47	4,355,000	4,359,007
Kalispell, Montana Housing &
Healthcare Facilities Revenue
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	657,104
Lancaster County, Pennsylvania
Hospital Authority Revenue
(Penn State Health)
5.00% 11/1/51	1,345,000	1,329,788
Maple Grove, Minnesota Health
Care Facilities Revenue
(Maple Grove Hospital
Corporation)
4.00% 5/1/37	1,000,000	855,740
(North Memorial Health Care)
5.00% 9/1/30	865,000	879,618
Maple Plain, Minnesota Senior
Housing & Health Care
Revenue
(Haven Homes, Inc. Project)
5.00% 7/1/54	1,500,000	1,247,730
Maryland Health & Higher
Educational Facilities Authority
(University of Maryland Medical
System Issue)
Series D 4.00% 7/1/48	255,000	216,090
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children's Hospital
Project)
5.00% 8/1/47	200,000	196,988
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group)
Series A 5.00% 11/1/44	1,000,000	1,001,380
Minneapolis Health Care System
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,402,968
Series A 5.00% 11/15/33	500,000	506,625
Series A 5.00% 11/15/34	500,000	505,865
Series A 5.00% 11/15/49	2,000,000	1,974,080
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen-Abiitan Mill City
Project)
5.00% 11/1/35	220,000	200,435
5.25% 11/1/45	850,000	763,045
5.375% 11/1/50	200,000	180,370
Monroe County, New York
Industrial Development
Revenue
(Rochester Regional Health
Project)
Series A 4.00% 12/1/46	440,000	344,564
Montgomery County,
Pennsylvania Higher Education
and Health Authority
(Thomas Jefferson University)
Series A 4.00% 9/1/49	750,000	633,982
Series B 4.00% 5/1/47	1,750,000	1,490,545
Series B 4.00% 5/1/56	1,000,000	818,600
Series B 5.00% 5/1/57	3,515,000	3,444,700
Moon, Pennsylvania Industrial
Development Authority
Revenue
(Baptist Homes Society)
6.125% 7/1/50	750,000	632,505
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc. - Village on
the Park/Carriage Inn
Project)
Series A-1 5.00% 7/1/51 ‡	135,000	94,500
(Cardinal Bay Inc.)
Series B 4.75% 7/1/51	160,000	88,000

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care Facilities
Financing Authority Revenue
(Valley Health System
Obligated Group Issue)
4.00% 7/1/44	475,000	$408,377
New York State Dormitory
Authority Revenue Non-State
Supported Debt
(Northwell Healthcare Inc.
Obligated Group)
Series A 4.00% 7/1/53	355,000	298,860
(NYU Langone Hospitals
Obligated Group)
Series A 5.00% 5/1/52	2,000,000	1,980,460
Oregon State Facilities Authority
Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	506,680
Palomar Health, California
5.00% 11/1/39	130,000	128,597
Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania
Health System)
Series A 4.00% 8/15/43	1,905,000	1,693,297
Rochester, Minnesota Health Care
& Housing Facility Revenue
(The Homestead at
Rochester Inc. Project)
Series A 6.875% 12/1/48	1,220,000	1,233,261
Rochester, Minnesota Health Care
Facilities Revenue
(Mayo Clinic)
5.00% 11/15/57	2,175,000	2,247,493
Sartell, Minnesota Health Care &
Housing Facilities Revenue
(Country Manor Campus LLC
Project)
5.30% 9/1/37	600,000	560,076
Shakopee, Minnesota Health Care
Facilities Revenue
(St. Francis Regional Medical
Center)
4.00% 9/1/31	205,000	191,845
5.00% 9/1/34	165,000	165,672
St. Cloud, Minnesota Health Care
Revenue
(Centracare Health System)
4.00% 5/1/49	1,585,000	1,338,501
5.00% 5/1/48	2,250,000	2,240,392
Series A 5.00% 5/1/46	2,375,000	2,363,790
St. Paul, Minnesota Housing &
Redevelopment Authority
Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	782,934
Series A 5.00% 11/15/47	680,000	672,554
(HealthPartners Obligation
Group Project)
Series A 5.00% 7/1/29	1,000,000	1,027,140
Series A 5.00% 7/1/32	600,000	611,634
St. Paul, Minnesota Housing &
Redevelopment Authority
Senior Housing & Health Care
Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,013,904
Tarrant County, Texas Cultural
Education Facilities Finance
(Buckner Senior Living -
Ventana Project)
Series A 6.75% 11/15/47	250,000	252,038
The Hospital Facility Authority Of
Union County, Oregon
Revenue Bonds
(Grande Ronde Hospital
Project)
5.00% 7/1/39	1,665,000	1,617,964
5.00% 7/1/40	750,000	724,507
Westminster, Maryland
(The Lutheran Village Millers
Grant Inc.)
Series A 6.00% 7/1/34	500,000	506,945
Wisconsin Health & Educational
Facilities Authority Senior Living
Revenue
(Covenant Communities, Inc.
Project)
Second Tier Series
B-5 5.00% 7/1/53	1,000,000	716,780

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial
Development Authority
Revenue
(Yavapai Regional Medical
Center)
Series A 5.00% 8/1/28	720,000	$724,601
		94,845,970
Housing Revenue Bonds – 0.83%
Minnesota Housing Finance
Agency State Appropriated
(Housing Infrastructure)
Series C 5.00% 8/1/33	1,390,000	1,422,498
Northwest, Minnesota
Multi-County Housing &
Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	516,320
		1,938,818
Lease Revenue Bonds – 9.26%
Denver, Colorado Health &
Hospital Authority
(550 Acoma, Inc.)
4.00% 12/1/38	500,000	427,865
Kansas City, Missouri Industrial
Development Authority
(Kansas City International
Airport Terminal
Modernization Project)
Series B 5.00%
3/1/49 (AGM) (AMT)	1,000,000	991,520
Metropolitan Pier &
Exposition Authority Illinois
Revenue
(McCormick Place Expansion)
Series A 4.00% 6/15/52	1,375,000	1,045,344
Series A 5.00% 6/15/50	290,000	271,573
Series A 5.00% 6/15/50 (BAM)	675,000	632,111
Series B 1.046% 12/15/54 (BAM) ^	3,535,000	635,027
Minnesota State General Fund
Revenue Appropriation
Series A 5.00% 6/1/32	780,000	784,906
Series A 5.00% 6/1/38	5,500,000	5,524,970
Series A 5.00% 6/1/43	1,750,000	1,756,248
New Jersey Economic
Development Authority
(NJ Transit Transportation
Project)
Series A 4.00% 11/1/44	400,000	339,816
New Jersey State Transportation
Trust Fund Authority Revenue
Series BB 4.00% 6/15/46	1,000,000	841,910
(Capital Appreciation)
Series A 3.114%
12/15/39 (BAM) ^	5,290,000	2,215,663
New York Liberty Development
Revenue
(4 World Trade Center - Green
Bond)
Series A 3.00%
11/15/51 (BAM)	3,640,000	2,434,760
State of Colorado Department of
Transportation Certificates of
Participation
5.00% 6/15/34	340,000	354,573
5.00% 6/15/36	545,000	567,214
Virginia College Building Authority
(21st Century College and
Equipment Programs)
Series A 5.00% 2/1/29	1,000,000	1,096,350
Virginia Commonwealth
Transportation Board
(U.S. Route 58 Corridor
Development Program)
4.00% 5/15/47	2,000,000	1,790,260
		21,710,110
Local General Obligation Bonds – 6.58%
Arapahoe County, Colorado
School District No. 6
(Littleton Public Schools)
Series A 5.50% 12/1/38	650,000	710,255
Beacon Point, Colorado
Metropolitan District
5.00% 12/1/30 (AGM)	600,000	623,262
Boulder Valley, Colorado School
District No RE-2
Series A 4.00% 12/1/48	500,000	441,560
Brainerd, Minnesota Independent
School District No. 181
(Brainerd Public Schools)
Series A 4.00% 2/1/38	1,500,000	1,473,495

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Brainerd, Minnesota Independent
School District No. 181
(Brainerd Public Schools)
Series A 4.00% 2/1/43	1,500,000	$1,408,035
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	225,918
Series C 5.00% 1/1/38	500,000	497,130
Chicago, Illinois Board of
Education Dedicated Capital
Improvement
5.00% 4/1/42	205,000	205,670
5.00% 4/1/46	210,000	209,463
Grand River Hospital District
Garfield and Mesa Counties,
Colorado
5.25% 12/1/37 (AGM)	675,000	687,008
Jefferson County, Colorado
School District No. R-1
5.25% 12/15/24	750,000	782,985
Mounds View, Minnesota
Independent School District No.
621
(Minnesota School District
Credit Enhancement
Program)
Series A 4.00% 2/1/43	2,000,000	1,859,680
New York General Obligation
Bonds
Subordinate
Series A-1 5.00% 8/1/27	1,000,000	1,075,090
Subordinate
Series F-1 5.00% 4/1/45	3,745,000	3,831,210
Weld County, Colorado School
District No. RE-3(J)
(Weld and Adams Counties)
5.00% 12/15/34 (BAM)	1,000,000	1,045,540
Weld County, Colorado School
District No. RE-8
(Weld County and the City and
County of Broomfield)
5.00% 12/1/32	340,000	357,632
		15,433,933
Pre-Refunded/Escrowed to Maturity Bonds – 5.09%
Central Platte Valley Metropolitan
District Denver, Colorado
5.00% 12/1/43-23 §	375,000	381,233
Chicago, Illinois O'Hare
International Airport Revenue
(Senior Lien)
Series D 5.25% 1/1/34-23 §	1,000,000	1,005,110
Colorado Educational & Cultural
Facilities Authority Revenue
(Charter School - Atlas
Preparatory School Project)
144A 5.25% 4/1/45-25 #, §	700,000	730,604
Colorado Health Facilities
Authority Revenue
(Covenant Retirement
Communities, Inc.)
Series A 5.75%
12/1/36-23 §	1,000,000	1,029,650
Commerce City, Colorado Sales
and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,000,000	1,030,890
Idaho State Building Authority
(State Office Campus Project)
Series A 4.00% 9/1/48-27 §	1,000,000	1,029,910
New Hope, Texas Cultural
Education Facilities
(CHF - Collegiate Housing
Stephenville II, LLC -
Tarleton State University
Project)
Series A 5.00% 4/1/34-24 §	1,000,000	1,024,100
New Jersey Economic
Development Authority
Series WW 5.25%
6/15/30-25 §	1,000,000	1,050,990
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Peter's University Hospital
Obligated Group Issue)
6.25% 7/1/35	300,000	300,447
Philadelphia, Pennsylvania Water
& Wastewater Revenue
Series A 5.00% 7/1/45-24 §	500,000	515,635
St. Paul, Minnesota Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29-25 §	395,000	412,735
Series A 5.00% 11/15/30-25 §	290,000	303,021

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Tallyn's Reach, Colorado
Metropolitan District No. 3
(Limited Tax Convertible)
144A 5.125%
11/1/38-23 #, §	295,000	$300,148
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/40-24 §	750,000	766,530
Series A 5.00% 1/1/46-24 §	2,000,000	2,044,080
		11,925,083
Special Tax Revenue Bonds – 28.59%
Allentown, Pennsylvania
Neighborhood Improvement
Zone Development Authority
Revenue
(Forward Delivery)
5.00% 5/1/33	765,000	789,480
City & County of San Francisco,
California Special Tax District
No 2020-1
(Mission Rock Facilities and
Services)
Series B 144A 5.25%
9/1/49 #	550,000	404,261
Commonwealth of Puerto Rico
(Restructured)
2.312% 11/1/51 ●	3,510,071	1,289,951
Detroit, Michigan Retirement
Systems Funding Trust
Series B 3.633%
6/15/34 (FGIC) ‡, ●	3,480,122	3,036,407
Fountain, Colorado Urban
Renewal Authority Tax
Increment Revenue
(South Academy Highlands
Project)
Series A 5.50% 11/1/44	655,000	594,386
GDB Debt Recovery Authority of
Puerto Rico
7.50% 8/20/40	13,869,155	12,204,856
Idaho Housing & Finance
Association Sales Tax Revenue
5.00% 8/15/47	3,000,000	3,133,530
Lincoln Park Metropolitan District
Douglas County, Colorado
5.00% 12/1/46 (AGM)	500,000	519,135
Massachusetts Bay Transportation
Authority
(Senior Sales Tax)
Series A 5.25% 7/1/29	200,000	223,732
Matching Fund Special Purpose
Securitization Virginia
Series A 5.00% 10/1/39	630,000	632,255
Miami-Dade County, Florida
(Capital Appreciation)
3.505% 10/1/37 (BAM) ^	3,000,000	1,464,630
New York State Dormitory
Authority Personal Income Tax
Revenue
(General Purpose)
Series E 4.00% 3/15/48	4,000,000	3,538,240
New York State Thruway Authority
State Personal Income Tax
Revenue
Series A1 4.00% 3/15/55	2,000,000	1,722,360
(Climate Bond Certified - Green
Bonds)
Series C 5.00% 3/15/55	4,000,000	4,131,680
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	205,000	208,001
Prairie Center Metropolitan District
No. 3 Colorado
Series A 144A 5.00%
12/15/41 #	500,000	452,710
Public Finance Authority,
Wisconsin
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	380,000	320,013
Puerto Rico Sales Tax Financing
Revenue
(Restructured)
Series A-1 4.55% 7/1/40	2,250,000	2,004,907
Series A-1 4.75% 7/1/53	9,160,000	7,846,090
Series A-1 5.00% 7/1/58	4,747,000	4,202,519
Series A-1 5.279% 7/1/46 ^	17,835,000	4,043,016
Series A-1 5.435% 7/1/51 ^	63,590,000	10,431,304
Series A-2 4.329% 7/1/40	595,000	515,431
Series A-2 4.784% 7/1/58	1,100,000	927,938

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	$510,185
St. Paul, Minnesota Sales Tax
Revenue
Series G 5.00% 11/1/30	935,000	964,181
Thornton, Colorado Development
Authority
(East 144th Avenue & I-25
Project)
Series B 5.00% 12/1/35	265,000	270,695
Series B 5.00% 12/1/36	440,000	449,271
Wyandotte County/Kansas City,
Kansas Unified Government
Special Obligation Revenue
(Vacation Village Project Areas
1 and 2A)
Series 2015A 5.75% 9/1/32	220,000	196,227
		67,027,391
State General Obligation Bonds – 6.43%
California State
(Various Purpose)
4.00% 9/1/42	750,000	700,635
5.00% 11/1/47	1,000,000	1,042,350
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/33	189,839	167,368
Series A-1 4.00% 7/1/37	508,869	418,891
Series A-1 4.00% 7/1/41	317,280	248,529
Series A-1 4.00% 7/1/46	2,175,510	1,635,091
Series A-1 4.364% 7/1/33 ^	848,864	469,354
Series A-1 5.75% 7/1/31	5,601,630	5,722,569
Georgia State
Series A 4.00% 7/1/38	860,000	838,681
Illinois State
5.00% 1/1/28	285,000	289,255
5.00% 11/1/36	1,170,000	1,156,100
5.50% 5/1/39	500,000	509,270
Series A 5.125% 12/1/29	310,000	317,530
Series C 4.00% 10/1/42	1,900,000	1,562,674
		15,078,297
Transportation Revenue Bonds – 13.34%
Alameda Corridor, California
Transportation Authority
(Second Subordinate Lien)
Series B 5.00% 10/1/37	430,000	438,553
Atlanta, Georgia Airport Revenue
Series B 5.00% 1/1/29	1,000,000	1,019,020
Central Florida Expressway
Authority
Series B 4.00% 7/1/39	675,000	619,879
Chicago, Illinois O'Hare
International Airport Revenue
(Senior Lien)
Series A 5.00%
1/1/48 (AMT)	250,000	247,873
Colorado High Performance
Transportation Enterprise
Revenue
(U.S. 36 & I-25 Managed
Lanes)
5.00% 12/31/56	1,000,000	971,200
5.75% 1/1/44 (AMT)	1,110,000	1,112,653
Denver, Colorado City & County
Airport System Subordinate
Revenue
Series A 4.00% 12/1/43 (AMT)	2,835,000	2,466,507
Series A 5.00% 12/1/48 (AMT)	1,000,000	997,100
Foothill/Eastern Transportation
Corridor Agency California Toll
Road Revenue
(Junior Lien)
Series C 4.00% 1/15/43	1,000,000	843,720
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	856,620
Greater Orlando Aviation Authority
Series A 4.00% 10/1/39 (AMT)	3,000,000	2,705,490
Harris County, Texas Toll Road
Authority Revenue
(Senior Lien)
Series A 4.00% 8/15/48	500,000	443,140
Metropolitan Transportation
Authority Revenue, New York
(Climate Bond Certified - Green
Bond)
Subordinate Series
A-1 5.00% 11/15/41	1,105,000	1,073,839
Subordinate Series
C-1 5.25% 11/15/55	750,000	739,597
Metropolitan Washington D.C.
Airports Authority Dulles Toll
Road Revenue
(Dulles Metrorail and Capital
Improvement Projects)
Series B 4.00% 10/1/49	510,000	429,022

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26 (AMT)	500,000	$505,190
Series C 5.00% 1/1/33	1,000,000	1,041,720
Series C 5.00% 1/1/36	1,000,000	1,032,290
Series C 5.00% 1/1/46	1,245,000	1,254,636
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	892,870
Series B 5.00% 1/1/40	250,000	260,535
New Orleans, Louisiana Aviation
Board
(North Terminal Project)
Series B 5.00%
1/1/45 (AMT)	1,000,000	982,570
New York Transportation
Development Corporation
Special Facilities Revenue
(La Guardia Airport Terminal B
Redevelopment Project)
Series A 5.25%
1/1/50 (AMT)	700,000	679,567
(Terminal 4 John F. Kennedy
International Airport Project)
5.00% 12/1/32 (AMT)	3,500,000	3,534,335
Pennsylvania Turnpike
Commission Revenue
Series A-1 5.00% 12/1/45	2,720,000	2,743,936
Series A-1 5.00% 12/1/47	210,000	211,529
Subordinate Series
A-1 5.00% 12/1/43	500,000	496,595
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	1,050,000	1,069,341
Salt Lake City, Utah Airport
Revenue
(Salt Lake City Airport)
Series B 5.00% 7/1/42	625,000	631,800
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien Revenue
(Blueridge Transportation
Group, LLC 288 Toll Lanes
Project)
5.00% 12/31/40 (AMT)	110,000	106,824
5.00% 12/31/45 (AMT)	110,000	103,626
5.00% 12/31/50 (AMT)	160,000	147,371
Surface Transportation
Corporate Senior Lien Revenue
(NTE Mobility Partners
Segments 3 LLC Segments 3A
& 3B Facility)
6.75% 6/30/43 (AMT)	225,000	229,664
7.00% 12/31/38 (AMT)	165,000	169,006
Virginia Small Business Financing
Authority Revenue
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	235,000	219,342
		31,276,960
Water & Sewer Revenue Bonds – 7.83%
Goodyear, Arizona Water & Sewer
Revenue
Second Series 4.00%
7/1/45 (AGM)	2,135,000	1,920,582
Guam Government Waterworks
Authority
5.00% 7/1/40 (Guam)	3,130,000	3,177,607
Miami-Dade County, Florida Water
& Sewer System Revenue
4.00% 10/1/44	445,000	402,881
New York City, New York
Municipal Water Finance
Authority Water & Sewer
System Revenue
Fiscal 2013 Series CC 5.00%
6/15/47	185,000	185,853
New York State Environmental
Facilities Clean Water and
Drinking Water Revenue
(New York Municipal Water
Finance Authority Projects -
Second Resolution Bonds)
Series A 4.00% 6/15/47	1,000,000	908,720
Sacramento County, California
Sanitation Districts Financing
Authority
(Sacramento Regional County
Sanitation District)
Series A 5.00% 12/1/50	5,000,000	5,278,400

Schedule of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water &
Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	6,000,000	$6,477,300
		18,351,343
Total Municipal Bonds
(cost $402,319,520)		365,216,381
Total Value of Securities–155.78%
(cost $402,319,520)		$365,216,381

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $10,317,775, which represents 4.40% of the Fund's net assets. See Note 6 in “Notes to financial statements."

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FGIC – Financial Guaranty Insurance Corporation
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments® National Municipal Income Fund

September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$365,216,381
Cash	237,589
Interest receivable	4,949,246
Receivable for securities sold	2,529,648
Offering cost for preferred shareholders	176,776
Prepaid rating agency fee	43,740
Other assets	332,040
Total Assets	373,485,420
Liabilities:
Liquidation value of preferred stock	135,000,000
Payable for securities purchased	3,970,540
Investment management fees payable to affiliates	55,005
Administration expenses payable to affiliates	14,020
Total Liabilities	139,039,565
Total Net Assets Applicable to Common Shareholders	$234,445,855

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)●, ϕ	$285,042,589
Total distributable earnings (loss)	(50,596,734)
Total Net Assets Applicable to Common Shareholders	$234,445,855
____________________
*Investments, at cost	$402,319,520
●Common shares outstanding	20,956,695
ϕCommon shares authorized	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments® National Municipal Income Fund

Six months ended September 30, 2022 (Unaudited)

Investment Income:
Interest	$8,354,890

Expenses:
Management fees	800,414
Interest expense	1,340,643
Dividend disbursing and transfer agent fees and expenses	260,302
Accounting and administration expenses	41,923
Legal fees	34,257
Reports and statements to shareholders expenses	28,590
Audit and tax fees	18,924
Trustees’ fees and expenses	7,503
Custodian fees	4,196
Registration fees	86
Other	186,260
Total operating expenses	2,723,098
Net Investment Income (Loss)	5,631,792

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(10,919,349)
Net change in unrealized appreciation (depreciation) on investments	(39,314,259)
Net Realized and Unrealized Gain (Loss)	(50,233,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,601,816)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Investments® National Municipal Income Fund

	Six months
	ended
	9/30/22	Year ended
	(Unaudited)	3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,631,792	$3,356,556
Net realized gain (loss)	(10,919,349)	(2,015,982)
Net change in unrealized appreciation (depreciation)	(39,314,259)	(15,173,054)
Net increase (decrease) in net assets resulting from operations	(44,601,816)	(13,832,480)

Dividends and Distributions to Common Shareholders from:
Distributable earnings	(5,658,308)	(4,399,567)
Total dividends and distributions to shareholders	(5,658,308)	(4,399,567)
Net assets from merger[1]	—	235,755,536
Increase in net assets derived from capital share transactions	—	235,755,536
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(50,260,124)	217,523,489

Net Assets Applicable to Common Shareholders:
Beginning of period	284,705,979	67,182,490
End of period	$234,445,855	$284,705,979

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows
Delaware Investments® National Municipal Income Fund

Six months ended September 30, 2022 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(44,601,816)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	636,825
Proceeds from disposition of investment securities	174,545,841
Purchase of investment securities	(174,746,333)
(Purchase) proceeds from disposition of short-term investment securities, net	6,817,563
Net realized (gain) loss on investments	10,919,349
Net change in unrealized (appreciation) depreciation of investments	39,314,259
(Increase) decrease in other assets	27,216
(Increase) decrease in receivable for securities sold	19,534,494
(Increase) decrease in interest receivable	93,872
(Increase) decrease in offering cost for preferred shareholders	21,890
Increase (decrease) in prepaid rating agency fee	43,740
Increase (decrease) in payable for securities purchased	(29,768,213)
Increase (decrease) in Trustees' fees and expenses payable to affiliates	(1,418)
Increase (decrease) in accounting and administration expenses payable to affiliates	(1,349)
Increase (decrease) in administration expenses payable to affiliates	14,020
Increase (decrease) in investment management fees payable to affiliates	(89,911)
Increase (decrease) in reports and statements to shareholders expenses payable to affiliates	(145)
Increase (decrease) in audit and tax fees payable	(44,046)
Increase (decrease) in legal fees payable to affiliates	(13,380)
Increase (decrease) in other accrued expenses payable	(28,421)
Total adjustments	47,275,853
Net cash provided by (used for) operating activities	2,674,037

Cash provided by (used for) financing activities:
Cash dividends and distributions paid to common shareholders and preferred shareholders	(5,658,308)
Net cash provided by (used for) financing activities	(5,658,308)
Net increase (decrease) in cash	(2,984,271)
Cash at beginning of period	$3,221,860
Cash at end of period	$237,589
Cash paid during the period for interest expense from borrowings	$1,340,643

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$13.59	$14.84	$13.71	$14.44	$14.34	$14.31
Income (loss) from investment operations:
Net investment income[2]	0.27	0.51	0.58	0.54	0.59	0.64
Net realized and unrealized gain (loss)	(2.40)	(1.12)	1.12	(0.57)	0.11	(0.01)
Total from investment operations	(2.13)	(0.61)	1.70	(0.03)	0.70	0.63
Less dividends and distributions to common
shareholders from:
Net investment income	(0.27)	(0.54)	(0.51)	(0.55)	(0.60)	(0.60)
Net realized gain	—	(0.10)	(0.06)	(0.15)	—	—
Total dividends and distributions	(0.27)	(0.64)	(0.57)	(0.70)	(0.60)	(0.60)
Net asset value, end of period	$11.19	$13.59	$14.84	$13.71	$14.44	$14.34
Market value, end of period	$10.89	$12.65	$13.12	$12.24	$12.69	$12.62
Total return based on:[3]
Net asset value	(16.02% )	(4.15% )	13.20%	(0.24% )	5.71%	4.84%
Market value	(11.94% )	0.92%	12.11%	1.35%	5.56%	2.04%
Ratios and supplemental data:
Net assets applicable to common shares, end of
period (000 omitted)	$234,446	$284,706	$67,182	$62,085	$65,399	$64,924
Ratio of expenses to average net assets
applicable to common shareholders[4]	2.06%	1.57%	1.66%	2.27%	2.31%	1.97%
Ratio of net investment income to average net
assets applicable to common shareholders[5]	4.25%	3.45%	4.03%	3.69%	4.19%	4.36%
Portfolio turnover	44%	75%	19%	33%	16%	50%
Leverage analysis:
Value of preferred shares outstanding
(000 omitted)[6]	135,000	135,000	30,000	30,000	30,000	30,000
Net asset coverage per share of preferred
shares, end of period[6]	273,664	310,893	323,942	306,949	317,996	316,412
Liquidation value per share of preferred shares[6]	100,000	100,000	100,000	100,000	100,000	100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.06, $0.08, $0.08, $0.17, $0.18, and $0.14 per share for the six months ended September 30, 2022 and the years ended March 31, 2022, 2021, 2020, 2019, and 2018, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2022 and years ended March 31, 2022, 2021, 2020, 2019, and 2018 were 1.04%, 1.04%, 1.02%, 1.11%, 1.05%, and 0.98%, respectively.
[5]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2022 and the years ended March 31, 2022, 2021, 2020, 2019, and 2018 were 5.26%, 3.98%, 4.67%, 4.84%, 5.45%, and 5.35% respectively.
[6]	In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2017 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares. When the Fund acquired Delaware Investments Colorado Municipal Income Fund, Inc. and Delaware Investments Minnesota Municipal Income Fund II, Inc. on February 11, 2022, it also acquired the Series 2049 preferred shares used as leverage by those funds, which are reflected in the value of preferred shares outstanding in the table above.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® National Municipal Income Fund

September 30, 2022 (Unaudited)

Delaware Investments National Municipal Income Fund (Fund) is organized as a Massachusetts business trust, and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (1940 Act). The Fund’s shares trade on the NYSE American, the successor to the American Stock Exchange, formerly known as NYSE Market.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities with that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2022 and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on the Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $21,433 for these services.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. This amount is included on the “Statement of operations” under “Legal fees.” For the six months ended September 30, 2022, the Fund paid $20,507 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Fund. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended September 30, 2022, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2022, the Fund engaged in Rule 17a-7 securities purchases of $34,383,915. For the six months ended September 30, 2022, the Fund engaged in Rule 17a-7 securities sales of $47,018,606, resulting in net losses of $2,073,138.

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$174,746,333
Sales	174,545,841

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$402,319,520
Aggregate unrealized appreciation of investments	$446,644
Aggregate unrealized depreciation of investments	(37,549,783)
Net unrealized depreciation of investments	$(37,103,139)

At March 31, 2022, capital loss carryforwards available to offset future realized capital gains are as follows:

Loss carryforward character
Short-term	Long-term	Total
$20,151	$—	$20,151

Notes to financial statements
Delaware Investments® National Municipal Income Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2022:

Level 2
Securities
Assets:
Municipal Bonds	$365,216,381

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended September 30, 2022, there were no Level 3 investments.

4. Capital Stock

Pursuant to its declaration of trust, the Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc., in the open market. During the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund did not issue any shares under its dividend reinvestment plan.

On April 25, 2019, the Fund priced private offerings to a qualified institutional buyer, as defined pursuant to Rule 144A under the Securities Act of 1933, of approximately $30 million of Muni-MultiMode Preferred Shares, Series 2049 (MMP), with a $100,000 liquidation value per share. The Fund used the net proceeds from each offering to redeem its outstanding Variable Rate MuniFund Term Preferred Shares, Series 2021 (VMTP). The Fund issued MMP shares in the same amount and value as its previously outstanding VMTP shares. On February 11, 2022, the Fund acquired the assets of Delaware Investments Colorado Municipal Income Fund, Inc. (“VCF”) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (“VMM”), which included Series 2049 MMP preferred shares issued by each of VCF and VMM used as leverage (the “Reorganization”). The Reorganization caused the Fund’s total preferred shares outstanding to equal $135 million, with VCF’s Series 2049 MMP preferred shares becoming Series 2 and VMM’s Series 2049 MMP preferred shares becoming Series 3 of the MMP shares issued by the Fund. The Fund’s original tranche of Series 2049 MMP preferred shares is Series 1. The terms of the Series 2 and Series 3 MMP shares are substantially similar to those of the Series 1. For more information on the Reorganization see Note 5.

The MMP shares are a floating rate form of preferred stock with a mandatory term redemption. The mandatory term redemption date for these offerings is April 1, 2049. MMP shares have the option at either the request of the purchaser or issuer to be converted to a variable rate demand preferred (“VRDP”) structure. The converted VRDP shares could then be offered for sale to certain institutional investors. The VRDP could continue to remain outstanding for the remainder of the MMP shares’ 30-year term. MMP dividends are set weekly at a spread to the Securities Industry and Financial Markets Association Municipal Swap Index. MMP shares represent the preferred stock of the Fund and are senior, with priority in all respects, to the Fund’s common shares as to payments of dividends. MMP shares are redeemable at par. The Fund may be obligated to redeem certain of the MMP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on MMP shares are set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the MMP shares by Fitch Ratings (“Fitch”).

The weighted average dividend rate for all of the Fund’s MMP shares for the six months ended September 30, 2022 is 0.20%.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of these valuation changes on common share NAV and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch, funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the MMP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the MMP shares is recorded as a liability in the "Statement of assets and liabilities". Dividends accrued and paid on the MMP shares are included as a component of interest expense in the "Statement of operations". The MMP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the MMP shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for MMP shares are recorded as a deferred charge and amortized over the 30-year life of the MMP shares. These are presented as “Offering cost for preferred shareholders” on the “Statement of assets and liabilities” and “Offering costs” on the “Statement of operations.”

5. Reorganization

On November 9, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Investments® Colorado Municipal Income Fund, Inc. and Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Acquired Funds”), each organized as Minnesota corporations, with and into Delaware Investments National Municipal Income Fund (the “Acquiring Fund”), organized as a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Fund, and the Acquiring Fund to achieve a larger asset level, which could potentially reduce its discounts as well as fixed expenses, greater liquidity to facilitate larger trading volumes, stronger investment opportunities due to scale and having a national investment focus, and the ability to implement other forms of leverage. The Reorganization was accomplished by a tax-free exchange of shares on February 11, 2022. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the

Notes to financial statements
Delaware Investments® National Municipal Income Fund

5. Reorganization (continued)

investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Investments Colorado		Delaware Investments National
	Municipal Income Fund, Inc.		Municipal Income Fund
Common Shares	$71,680,609	4,837,100	4,995,164	$64,997,119	1.0327

Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Investments Minnesota		Delaware Investments National
	Municipal Income Fund II		Municipal Income Fund
Common Shares	$164,074,927	11,504,975	11,433,793	$64,997,119	0.9938

The net assets of the Acquired Funds before the Reorganization were $235,755,536. The net assets of the Acquiring Fund immediately following the Reorganization were $300,752,655.

Assuming the Reorganization had been completed on April 1, 2021, the Acquiring Fund's pro forma results of operations for the year ended March 31, 2022, would have been as follows:

Net investment income	$10,353,883
Net realized loss on investments	(2,024,210)
Net change in unrealized appreciation (depreciation)	(22,051,855)
Net decrease in net assets resulting from operations	$(13,722,182)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund's Statement of Operations since the Reorganization was consummated on March 31, 2022.

6. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund concentrates its investments in securities issued by municipalities. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. The Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the Fund may invest a considerable portion of its assets in certain municipalities. As of September 30, 2022, the Fund has invested 19.81%, 36.56%, and 24.67% (each as a percentage of net assets) in securities issued by the State of Colorado, the State of Minnesota, and the Commonwealth of Puerto Rico, respectively. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds. For a complete list of the Fund's holdings by state/territory, please see page 2.

The Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent the Fund invests in such obligations, the Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.

From time to time, the Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

In particular, there recently has been speculation that due to a weak economic outlook, high government debt levels, and credit rating downgrades by S&P and Moody’s, Puerto Rican debt obligations may be subject to a greater risk of default. In striving to manage geographic concentration risk for a Fund, DMC carefully monitors the economies of each state, region, and US territory and possession in which the Fund invests or may invest. In general, DMC believes these economies are broad enough to satisfy the Fund’s investment needs. However, there is no way to eliminate this risk when investing with a concentration in certain geographic areas.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware Investments® National Municipal Income Fund

6. Geographic, Credit, and Market Risks (continued)

To the extent that the Fund invests in securities with longer duration, it may be more sensitive to fluctuation of interest rates.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Fund have been identified on the “Schedule of investments.”

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Investments® National Municipal Income Fund

Fund management

Gregory A. Gizzi
Managing Director, Head of US Fixed Income and Head of Municipal Bonds, Senior Portfolio Manager

Gregory A. Gizzi is Head of Municipal Bonds for Macquarie Asset Management Fixed Income (MFI) in the Americas, a role he assumed in February 2019. In this role, he is responsible for the overall operation of the strategy and is team lead on several of the tax-exempt strategies. Additionally, Gizzi continues to be responsible for MFI’s taxable municipal business and the marketing efforts for the municipal product. Previously, Gizzi was co-portfolio manager of the firm’s municipal bond funds and several client accounts, a role he held since November 2011. Gizzi is also the Head of US Fixed Income, a role he assumed in July 2022. In this role, he is responsible for the oversight of the US fixed income business and works closely with US MFI leadership to ensure the delivery of the team’s business objectives in the region. Before joining Macquarie Asset Management (MAM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel
Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager

Stephen J. Czepiel leads the portfolio management of the firm’s municipal bonds strategies for Macquarie Asset Management Fixed Income (MFI) in the Americas, a role he assumed in February 2019. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts, a role he has held since August 2007. He joined Macquarie Asset Management in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden
Managing Director, Senior Portfolio Manager

Jake van Roden is a Senior Portfolio Manager on the municipal bond team within Macquarie Asset Management Fixed Income (MFI) in the Americas, a role he assumed in 2017. In addition to portfolio management, his responsibilities include oversight of distressed and high yield investments across municipals, public purpose, and corporate credit sectors. Van Roden joined MFI’s municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Prior to joining MFI, van Roden interned at Macquarie Asset Management (MAM) in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

Fund strategies and risks

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing under normal circumstances, substantially all (at least 80%) of its net assets in “Municipal Obligations.” “Municipal Obligations” are debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder’s tax status). The Fund may invest up to 20% of the Fund’s assets in securities that generate interest that is subject to federal alternative minimum tax (“AMT”). The Fund may invest without limitation in uninsured, “investment grade” Municipal Obligations. “Investment grade” means that, at the time of investment, a Municipal Obligation has a credit rating of at least Baa by Moody’s, or BBB by Standard & Poor’s Financial Services LLC (“S&P”), or is unrated but judged by the Manager, to be of comparable quality. The Fund may invest up to 20% of its net assets in Municipal Obligations that are rated below investment grade or that are unrated but judged by the Manager to be of comparable quality.

Other Fund information (Unaudited)
Delaware Investments® National Municipal Income Fund

What are the Fund’s principal investment strategies? (continued)

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager thinks are the best investments for the Fund. The Fund generally invests in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. The Fund may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

The Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Fund may sell securities for a variety of reasons, such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to fund tender offers, or to address a weakening credit situation.

The Fund invests its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 20 and 30 years. The Manager will adjust the average maturity of the bonds in the Fund’s portfolio to attempt to provide a current tax-exempt income, consistent with preservation of capital. The Fund may focus its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors do not suit its investment needs.

The Fund may invest without limitation in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. The Fund may invest without limitation in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

The Fund may invest without limitation in insured Municipal Obligations. In addition, insurance is available on uninsured bonds and the Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a Municipal Obligation provides an investment opportunity at least comparable to owning other available insured Municipal Obligations.

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer’s compliance with specific requirements after the bonds are issued. As described above, the Fund may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of the Fund’s distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

The Fund may invest without limit in advance refunded bonds.

The Fund may invest without limitation in high-quality, short-term tax-free instruments.

The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on investments in illiquid securities.

The Fund may invest without limitation in municipal lease obligations, primarily through certificates of participation rated in the top four quality grades by S&P or another nationally recognized statistical rating agency. As with the Fund’s other investments, the Manager expects that investments in municipal lease obligations will be exempt from regular federal income taxes. The Fund will rely on the opinion of the bond issuer’s counsel for a determination of the bond’s tax-exempt status.

The Fund may invest in zero coupon bonds.

Credit quality restrictions for the Fund apply only at the time of purchase. The Fund may continue to hold a security whose quality rating has been lowered or, in the case of an unrated bond, after the Manager has changed its assessment of its credit quality.

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Where the Manager feels there is a limited supply of appropriate investments, the Fund may invest more than 25% of its total assets in Municipal Obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or, in the case of the Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. The Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same business sector.

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes but normally does not do so. The Fund will not borrow money in excess of one-third of the value of its assets.

In response to unfavorable market conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These could include obligations of the US government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds such investments, it may be unable to achieve its investment objective.

What are the principal risks of investing in the Fund?

Investing in any closed-end fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Net asset value discount risk — The risk that a closed-end investment company will trade at a discount from its net asset value (NAV).

Market risk — The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Security risk — The risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession. For a further discussion of geographic, credit and market risks, see Note 8 in “Notes to financial statements.”

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Leveraging risk — The risk that certain fund transactions, such as the issuance of preferred shares, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Other Fund information (Unaudited)
Delaware Investments® National Municipal Income Fund

What are the principal risks of investing in the Fund? (continued)

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Board Consideration of Investment Management Agreement at Meeting Held August 9-11, 2022
Delaware Investments National Municipal Income Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Investments National Municipal Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board also considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, managed distribution program and distribution rates. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt (leveraged) funds, regardless of asset size. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was above the median and for the 5-year period was below the median by one basis point for its Performance Universe. The Broadridge report also showed that the Fund outperformed its Lipper index for the 1- and 3-year periods and slightly underperformed its Lipper benchmark for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and Lipper benchmark during the periods under review. The Board also noted that the Fund’s performance was ahead of its Lipper benchmark for the one period ended December 31, 2021.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee (for common and leveraged assets) incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other leveraged closed-end general and insured municipal debt (leveraged) funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe for both common and leveraged assets and its actual total expenses were below the median of its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

Other Fund information (Unaudited)
Delaware Investments® National Municipal Income Fund

Board Consideration of Investment Management Agreement at Meeting Held August 9-11, 2022
Delaware Investments National Municipal Income Fund (continued)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level and the extent to which potential scale benefits are shared with shareholders. The Board reviewed the Fund’s advisory fee pricing and structure. The Board noted that the Fund may also benefit from economies of scale through DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement for an additional one-year period.

Proxy results

At the annual meeting on September 11, 2022, the shareholders of Delaware Investments National Municipal Income Fund voted to elect a Board of Trustees. A quorum was present and the votes passed with a majority of those shares. All shareholders of Delaware Investments National Municipal Income Fund vote together with respect to the election of each Trustee with one exception: The holders of preferred shares of Delaware Investments National Municipal Income Fund that have issued one or more classes of preferred shares have the exclusive right to separately elect two Trustees, Ms. Borowiec and Mr. Chow. The results of the voting at the meeting were as follows:

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	16,396,630	8,043	1,350	0
Jerome D. Abernathy	16,486,236	8,043	1,350	0
Ann D. Borowiec*	N/A	N/A	1,350	0
Joseph W. Chow*	N/A	N/A	1,350	0
H. Jeffrey Dobbs	16,377,926	8,043	1,350	0
John A. Fry	16,416,303	11,958	1,350	0
Joseph Harroz, Jr.	16,431,959	11,958	1,350	0
Sandra A.J. Lawrence	16,411,949	8,043	1,350	0
Shawn K. Lytle	16,463,232	8,043	1,350	0
Frances A. Sevilla-Sacasa	16,366,890	11,958	1,350	0
Thomas K. Whitford	16,465,370	8,043	1,350	0
Christianna Wood	16,449,922	8,043	1,350	0
Janet L. Yeomans	16,400,763	8,043	1,350	0

*Exclusively elected by the Fund’s preferred shareholders.

About the organization

This semiannual report is for the information of Delaware Investments® National Municipal Income Fund shareholders.

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital Management, LLC

Thomas L. Bennett
Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs*
Former Global Sector Chairman
of Industrial Manufacturing
KPMG LLP

John A. Fry*
President
Drexel University

Joseph Harroz, Jr.
President
University of Oklahoma

Sandra A.J. Lawrence*
Former Chief Administrative Officer
Children's Mercy Hospitals and Clinics

*Audit committee member

Frances A. Sevilla-Sacasa*
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor
Senior Vice President,
General Counsel, and Secretary
Delaware Funds by Macquarie

Daniel V. Geatens
Senior Vice President and Treasurer
Delaware Funds by Macquarie

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds by Macquarie

Investment manager
Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT)

Principal office of the Fund
610 Market Street
Philadelphia, PA 19106-2354

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer agent
Computershare, Inc.
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252
computershare.com/investor

For securities dealers and financial institutions representatives
800 362-7500

Website
delawarefunds.com/closed-end

Number of recordholders as of
September 30, 2022
55

Your reinvestment options
Delaware Investments National Municipal Income Fund offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/closed-end.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS NATIONAL MUNICIPAL INCOME FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 8, 2022